Business Acquisitions (Details) - Schedule of purchase price - Shenzhen Weido [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Cash consideration	¥ 3,200
Share consideration	95,147
5% equity interest in Shenzhen Weido Fair value:	5,177
Carrying amount	3,000
Remeasurement gain upon step acquisition	2,177
Total purchase consideration	¥ 103,524